Document and Entity Information	12 Months Ended
Dec. 31, 2010
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2010
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Trading Symbol	SHG
Entity Registrant Name	SHINHAN FINANCIAL GROUP CO LTD
Entity Central Index Key	0001263043
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	474,199,587